Hedging derivatives - Reconciliation of valuation adjustments (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Hedging derivatives
Balance at January 1	$ 414
Valuation adjustments, cash flow hedge	(1,224)	$ 1,394	$ (376)
Amounts reclassified to the consolidated income statement, Cash flow hedge	8	11	(43)
Income tax, Cash flow hedge	365	(422)	126
Balance at December 31	(437)	414
Cash flow hedges
Hedging derivatives
Balance at January 1	414	(569)	(276)
Valuation adjustments, cash flow hedge	(1,224)	1,394	(376)
Amounts reclassified to the consolidated income statement, Cash flow hedge	8	11	(43)
Income from cash flow hedging derivatives swaps and discontinued cash flow hedge accounting	8	11	(43)
Income tax, Cash flow hedge	365	(422)	126
Balance at December 31	(437)	$ 414	$ (569)
Cash flows to be received	74
Cash flows to be paid	(698)
Cash flow hedges | Less than 3 Months
Hedging derivatives
Cash flows to be received	13
Cash flows to be paid	(242)
Cash flow hedges | 3 to 12 months
Hedging derivatives
Cash flows to be received	40
Cash flows to be paid	(205)
Cash flow hedges | Between one and five years
Hedging derivatives
Cash flows to be received	21
Cash flows to be paid	(234)
Cash flow hedges | More than five years
Hedging derivatives
Cash flows to be paid	$ (17)